Segment and Geographic Information - Revenue by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenue	$ 232,029	$ 166,824	$ 131,841
United States
Segment Reporting Information [Line Items]
Revenue	148,439	108,257	85,159
United Kingdom
Segment Reporting Information [Line Items]
Revenue	24,301	18,047	13,508
Other foreign locations
Segment Reporting Information [Line Items]
Revenue	$ 59,289	$ 40,520	$ 33,174
Revenue | Geographic Concentration Risk | Non-US
Segment Reporting Information [Line Items]
Concentration risk, percentage	36.00%	35.00%	35.00%